Property and Equipment	12 Months Ended
Dec. 31, 2014
Property and Equipment

Note 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2014	2013
Computer hardware	$389,373	$12,471
Furniture and fixtures	347,612	19,821
Warehouse fixtures	7,564	7,564
Warehouse equipment	16,708	16,708
Leasehold improvements	35,076	-
	796,333	56,564
Less: accumulated depreciation and amortization	(84,314)	(27,879)
	$712,019	$28,685

During the year ended December 31, 2014 and 2013, the Company incurred $56,435 and $11,284, respectively, of depreciation expense.

Vaporin Inc [Member]
Property and Equipment

NOTE 5 – PROPERTY & EQUIPMENT

The following is a summary of property and equipment:

	December 31, 2014	December 31, 2013
Leasehold Improvements	$47,443	–
Computer Equipment	8,413	$8,413
Furniture, Fixtures and Equipment	114,627	662
Less: accumulated depreciation	(9,863)	(680)
	$160,620	$8,395

Depreciation for the twelve months ended December 31, 2014 and 2013 was $9,183 and $680, respectively.